Fair Value Measurements - Summary of Change in the Fair Value of Warrant Liabilities (Detail) - Level 3 [Member] - Colonnade Acquisition Corp.	7 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Issuance of Public Warrants and Private Placement Warrants	10,195,000
Change in valuation inputs or other assumptions	(2,070,859)
Transfer from Level 3 measurement	(8,124,141)
Fair value as of December 31, 2020	$ 0